UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002
                                                 -----------------

Check here if Amendment [  ];       Amendment Number
                                                     ------------------

This Amendment (Check only one):          [  ]     is a restatement,
                                          [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CJ Capital Management, LLC
          ----------------------------------------------------------------------
Address:  230 S. Bemiston, Suite 1400
          ----------------------------------------------------------------------
          St. Louis, Missouri 63105
          ----------------------------------------------------------------------


Form 13F File Number:       28-10055
                            --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper
                  --------------------------------------------------------------

         Title:   President
                  --------------------------------------------------------------

         Phone:   (314) 863-0755
                  --------------------------------------------------------------

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper           St. Louis, Missouri    05/03/02
         ----------------------------   -------------------    -----------------
         [Signature]                    [City, State]            [Date]

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                      -0-

         Form 13F Information Table Entry Total:                  90
                                                              -------

         Form 13F Information Table Value Total:              $95,896
                                                              =======

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.


                           FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
Column 1           Column 2     Column 3        Column 4           Column 5        Column 6    Column 7          Column 8
----------------------------------------------------------------------------------------------------------------------------------
Names of           Title of                      Value       Shrs or  Sh/   Pct/  Investment    Other       Sole   Shared   None
Issuer              Class         CUSIP         [X$1000]     Prn Amt  Prn   Call  Discretion   Managers
----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs        Common       002824100         337         6,400     Sh            Sole                  6,400
----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc          Common       013817101         239         6,320     Sh            Sole                  6,320
----------------------------------------------------------------------------------------------------------------------------------
Alloy Inc          Common       019855105         591        39,307     Sh            Sole                 39,307
----------------------------------------------------------------------------------------------------------------------------------
American
Express Co         Common       025816109       2,002        48,889     Sh            Sole                 48,889
----------------------------------------------------------------------------------------------------------------------------------
American Intl.
Group Inc          Common       026874107       1,031        14,293     Sh            Sole                 14,293
----------------------------------------------------------------------------------------------------------------------------------
American Std
Cos Inc            Common       029712106         230         3,250     Sh            Sole                  3,250
----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc          Common       031162100         840        14,080     Sh            Sole                 14,080
----------------------------------------------------------------------------------------------------------------------------------
Analog Devices
Inc                Common       032654105         948        21,050     Sh            Sole                 21,050
----------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch
Cos Inc            Common       035229103      15,503       297,000     Sh            Sole                297,000
----------------------------------------------------------------------------------------------------------------------------------
Applied Matls
Inc                Common       038222105       1,274        23,475     Sh            Sole                 23,475
----------------------------------------------------------------------------------------------------------------------------------
Automatic Data
Processing Inc     Common       053015103       1,126        19,330     Sh            Sole                 19,330
----------------------------------------------------------------------------------------------------------------------------------
Axeda Systems
Inc                Common       054959101         816       296,886     Sh            Sole                296,886
----------------------------------------------------------------------------------------------------------------------------------
Bank of America
Corporation        Common       060505104         718        10,557     Sh            Sole                 10,557
----------------------------------------------------------------------------------------------------------------------------------
Berkshire
Hathaway Inc
Del                CLB          084670207         978           413     Sh            Sole                    413
----------------------------------------------------------------------------------------------------------------------------------
Boeing Co          Common       097023105         801        16,597     Sh            Sole                 16,597
----------------------------------------------------------------------------------------------------------------------------------
BP PLC             Sponsored
                   ADR          055622104         792        14,908     Sh            Sole                 14,908
----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers
Squibb Co          Common       110122108         649        16,039     Sh            Sole                 16,039
----------------------------------------------------------------------------------------------------------------------------------
Chevrontexaco
Corp               Common       166764100         357         3,950     Sh            Sole                  3,950
----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc      Common       17275R102       2,954       174,480     Sh            Sole                174,480
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc      Common       172967101         729        14,720     Sh            Sole                 14,720
----------------------------------------------------------------------------------------------------------------------------------
Clorox Co Del      Common       189054109         262         6,000     Sh            Sole                  6,000
----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co       Common       191216100         431         8,250     Sh            Sole                  8,250
----------------------------------------------------------------------------------------------------------------------------------
Colgate
Palmolive Co       Common       194162103         314         5,500     Sh            Sole                  5,500
----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp       CLA          200300200         232         7,300     Sh            Sole                  7,300
----------------------------------------------------------------------------------------------------------------------------------
Conoco Inc         Common       208251504         273         9,350     Sh            Sole                  9,350
----------------------------------------------------------------------------------------------------------------------------------
Corning Inc        Common       219350105         285        37,390     Sh            Sole                 37,390
----------------------------------------------------------------------------------------------------------------------------------
Danaher Corp
Del                Common       235851102         692         9,745     Sh            Sole                  9,745
----------------------------------------------------------------------------------------------------------------------------------
Duke Energy
Corp               Common       264399106         209         5,530     Sh            Sole                  5,530
----------------------------------------------------------------------------------------------------------------------------------
E M C Corp Mass    Common       268648102         139        11,690     Sh            Sole                 11,690
----------------------------------------------------------------------------------------------------------------------------------
Emerson Elec Co    Common       291011104       1,292        22,508     Sh            Sole                 22,508
----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil
Corp               Common       30231G102       3,221        73,479     Sh            Sole                 73,479
----------------------------------------------------------------------------------------------------------------------------------
Federal Natl
Mtg Assn           Common       313586109         479         6,000     Sh            Sole                  6,000
----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp         Common       31428X106         587        10,100     Sh            Sole                 10,100
----------------------------------------------------------------------------------------------------------------------------------
Federal Home
Ln Mtg Corp        Common       313400301       1,711        27,000     Sh            Sole                 27,000
----------------------------------------------------------------------------------------------------------------------------------
FleetBoston
Finl Corp          Common       339030108         245         7,000     Sh            Sole                  7,000
----------------------------------------------------------------------------------------------------------------------------------
Gannett Co         Common       364730101         517         6,800     Sh            Sole                  6,800
----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc      Common       368710406         318         6,300     Sh            Sole                  6,300
----------------------------------------------------------------------------------------------------------------------------------
General
Dynamics Corp      Common       369550108         385         4,100     Sh            Sole                  4,100
----------------------------------------------------------------------------------------------------------------------------------
General Elec Co    Common       369604103       2,955        78,894     Sh            Sole                 78,894
----------------------------------------------------------------------------------------------------------------------------------
Gillette Co        Common       375766102         777        22,840     Sh            Sole                 22,840
----------------------------------------------------------------------------------------------------------------------------------
Glaxosmithkline
PLC                Common       37733W105         334         7,100     Sh            Sole                  7,100
----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp       Common       401698105         407         9,400     Sh            Sole                  9,400
----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard
Co                 Common       428236103         198        11,030     Sh            Sole                 11,030
----------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc     Common       437076102       2,635        54,200     Sh            Sole                 54,200
----------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl
Inc                Common       438516106         773        20,200     Sh            Sole                 20,200
----------------------------------------------------------------------------------------------------------------------------------
Hugoton RTY        Unit Ben
TR TEX             Int          444717102         419        35,000     Sh            Sole                 35,000
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp         Common       458140100       2,284        75,095     Sh            Sole                 75,095
----------------------------------------------------------------------------------------------------------------------------------
International
Business Machs     Common       459200101         690         6,635     Sh            Sole                  6,635
----------------------------------------------------------------------------------------------------------------------------------
Intuit             Common       461202103         384        10,000     Sh            Sole                 10,000
----------------------------------------------------------------------------------------------------------------------------------
Johnson &
Johnson            Common       478160104       3,189        49,100     Sh            Sole                 49,100
----------------------------------------------------------------------------------------------------------------------------------
JP Morgan
Chase & Co         Common       46625H100         671        18,835     Sh            Sole                 18,835
----------------------------------------------------------------------------------------------------------------------------------
Lawson Software
Inc                Common       520780107         120        10,000     Sh            Sole                 10,000
----------------------------------------------------------------------------------------------------------------------------------
Liberty Media
Corp               Common       530718105         202        16,000     Sh            Sole                 16,000
----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co     Common       532457108       1,071        14,050     Sh            Sole                 14,050
----------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan
Cos Inc            Common       571748102         451         4,000     Sh            Sole                  4,000
----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp    Common       580135101       1,159        41,763     Sh            Sole                 41,763
----------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill
Cos Inc            Common       580645109       1,112        16,300     Sh            Sole                 16,300
----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc      Common       585055106         902        19,950     Sh            Sole                 19,950
----------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc     Common       589331107       2,189        38,023     Sh            Sole                 38,023
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp     Common       594918104       1,562        25,902     Sh            Sole                 25,902
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Mng
& Mfg Co           Common       604059105       1,150        10,000     Sh            Sole                 10,000
----------------------------------------------------------------------------------------------------------------------------------
Mirant Corp        Common       604675108         318        22,000     Sh            Sole                 22,000
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Dean Witter        Common       617446448         648        11,300     Sh            Sole                 11,300
----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc       Common       620076109         770        54,260     Sh            Sole                 54,260
----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp        Common       68389X105         573        44,750     Sh            Sole                 44,750
----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy
Corp               Common       704549104       1,013        35,000     Sh            Sole                 35,000
----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc        Common       713448108         720        13,980     Sh            Sole                 13,980
----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc         Common       717081103       4,260       107,194     Sh            Sole                107,194
----------------------------------------------------------------------------------------------------------------------------------
Philip Morris
Cos Inc            Common       718154107         453         8,600     Sh            Sole                  8,600
----------------------------------------------------------------------------------------------------------------------------------
Procter &
Gamble Co          Common       742718109       1,911        21,210     Sh            Sole                 21,210
----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch        NY Reg.      780257804         201         3,700     Sh                                  3,700
Pete Co            Gld1.25
----------------------------------------------------------------------------------------------------------------------------------
SBC
Communications
Inc                Common       78387G103         463        12,363     Sh            Sole                 12,363
----------------------------------------------------------------------------------------------------------------------------------
Schering Plough
Corp               Common       806605101       1,096        35,000     Sh            Sole                 35,000
----------------------------------------------------------------------------------------------------------------------------------
Sonus Networks
Inc                Common       835916107          66        25,000     Sh            Sole                 25,000
----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp        Com Fon      852061100         584        38,200     Sh            Sole                 38,200
                   Group
----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp        PCS Com      852061506         197        19,100     Sh            Sole                 19,100
                   Ser 1
----------------------------------------------------------------------------------------------------------------------------------
Sun
Microsystems Inc   Common       866810104         546        61,870     Sh            Sole                 61,870
----------------------------------------------------------------------------------------------------------------------------------
Target Corp        Common       87612E106         951        22,050     Sh            Sole                 22,050
----------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners    UT Ltd       872384102         235         7,500     Sh            Sole                  7,500
LP                 Partner
----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron
Corp               Common       883556102         357        17,200     Sh            Sole                 17,200
----------------------------------------------------------------------------------------------------------------------------------
Tyco Intl Ltd      Common       902124106       2,059        63,714     Sh            Sole                 63,714
----------------------------------------------------------------------------------------------------------------------------------
Verizon
Communications     Common       92343V104         296         6,481     Sh            Sole                  6,481
----------------------------------------------------------------------------------------------------------------------------------
VerticalNet Inc    Common       92532L107         154       220,100     Sh            Sole                220,100
----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc         CLB          925524308         242         5,000     Sh            Sole                  5,000
----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart
Stores Inc         Common       931142103       3,705        60,442     Sh            Sole                 60,442
----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co        Common       931422109       1,330        33,932     Sh            Sole                 33,932
----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co     Common       254687106       1,578        68,350     Sh            Sole                 68,350
----------------------------------------------------------------------------------------------------------------------------------
Wyeth              Common       983024100         702        10,692     Sh            Sole                 10,692
----------------------------------------------------------------------------------------------------------------------------------
Xilinx
Incorporated       Common       983919101         327         8,200     Sh            Sole                  8,200
----------------------------------------------------------------------------------------------------------------------------------
